Schedule of Investments (unaudited)	iShares® Breakthrough Environmental Solutions ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Consumer Discretionary — 21.4%
BorgWarner Inc.	6,340	$207,762
Li Auto Inc.(a)	5,500	72,060
Lucid Group Inc.(a)(b)	15,204	38,770
Merida Industry Co. Ltd.	8,000	57,484
NIO Inc., Class A(a)	17,280	81,640
Tesla Inc.(a)	770	141,126
XPeng Inc.(a)	19,600	79,462
Yadea Group Holdings Ltd.(c)	20,000	38,473
		716,777
Industrials — 38.4%
Advanced Energy Solution Holding Co. Ltd.	1,000	19,211
Doosan Fuel Cell Co. Ltd.(a)	1,536	21,954
Ecopro HN Co. Ltd.	388	19,060
Goldwind Science & Technology Co Ltd., Class A	3,200	3,354
Kempower OYJ(a)(b)	732	14,971
Kurita Water Industries Ltd.	3,900	154,456
Ming Yang Smart Energy Group Ltd., Class A	2,800	3,764
NGK Insulators Ltd.	5,600	76,285
Nordex SE(a)	1,880	26,463
Plug Power Inc.(a)(b)	19,148	44,232
Siemens Energy AG(a)	6,656	136,671
Tatung Co. Ltd.(a)	56,000	112,004
Vestas Wind Systems A/S(a)	3,544	94,974
Voltronic Power Technology Corp.	3,000	141,952
Wartsila OYJ Abp	6,556	120,942
Xylem Inc./New York	796	104,037
Yaskawa Electric Corp.	4,700	193,652
		1,287,982
Information Technology — 31.7%
Daqo New Energy Corp., ADR(a)	1,216	23,347
Duk San Neolux Co. Ltd.(a)	407	11,213
Enphase Energy Inc.(a)	955	103,866
Everdisplay Optronics Shanghai Co. Ltd.(a)	29,600	9,100
First Solar Inc.(a)	754	132,930
GCL Technology Holdings Ltd.	424,000	62,800
Hangzhou First Applied Material Co. Ltd., Class A	4,820	17,992
JA Solar Technology Co. Ltd., Class A	5,280	10,337
Jinko Solar Co. Ltd.	15,924	16,523
LONGi Green Energy Technology Co. Ltd., Class A	20,200	50,494
Meyer Burger Technology AG(a)(b)	410,306	5,090
Security	Shares	Value

Information Technology (continued)
Samsung SDI Co. Ltd.	744	$230,246
Shanghai Aiko Solar Energy Co. Ltd.	2,800	4,607
SMA Solar Technology AG(a)	287	15,053
SolarEdge Technologies Inc.(a)	1,176	68,972
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	10,800	15,474
TSEC Corp.	5,465	4,659
Universal Display Corp.	1,204	190,208
WONIK IPS Co. Ltd.(a)	944	25,141
Xinyi Solar Holdings Ltd.	94,000	64,678
		1,062,730
Materials — 8.2%
Johnson Matthey PLC	6,068	133,145
Umicore SA	6,388	141,495
		274,640
Total Long-Term Investments — 99.7%
(Cost: $3,919,311)		3,342,129

Short-Term Securities

Money Market Funds — 3.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(d)(e)(f)	107,900	107,932

Total Short-Term Securities — 3.2%
(Cost: $107,942)		107,932

Total Investments — 102.9%
(Cost: $4,027,253)		3,450,061

Liabilities in Excess of Other Assets — (2.9)%		(96,319)

Net Assets — 100.0%		$3,353,742

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Breakthrough Environmental Solutions ETF
April 30, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$130,372	$—		$(22,378	)(a)	$(50)	$(12)	$107,932	107,900	$3,531	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0	(a)	—		—	—	—	—	102		—
						$(50)	$(12)	$107,932		$3,633		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index	1	06/21/24	$10	$(210)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,197,495	$2,144,634	$—	$3,342,129

Schedule of Investments (unaudited) (continued)	iShares® Breakthrough Environmental Solutions ETF
April 30, 2024

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$107,932	$—	$—	$107,932
	$1,305,427	$2,144,634	$—	$3,450,061
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(210)	$—	$—	$(210)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

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